Balance Sheet Details	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Details

2. Balance Sheet Details

Prepaid expenses and other assets consist of the following (in thousands):

	September 30, 2015	December 31, 2014
Prepaid clinical expenses (1)	$388	$—
Prepaid other expenses	546	756
Commercial manufacturing costs (2)	—	1,751
Other receivables	67	628

	$1,001	$3,135

(1)	During the second half of 2015, following the reduction in workforce initiatives (see Note 7), the Company prepaid certain contract research organizations, or CROs, to manage most aspects of the ongoing CUPID2 trial, including the future payments to clinical sites for patient costs. Additionally, the Company prepaid $0.4 million to CROs in October 2015.
(2)	The commercial manufacturing costs consisted mainly of design and engineering services for commercial drug manufacturing capabilities. The Company determined that it was probable that it would not complete the commercial manufacturing project in light of the CUPID 2 clinical data announced in April 2015 (see Note 7). The Company therefore recorded the costs accumulated as of December 31, 2014 and activity in 2015 as a period expense in the consolidated financial statements in the nine month period ended September 30, 2015.

Property and equipment consist of the following (in thousands):

	September 30, 2015	December 31, 2014
Office furniture and other equipment (1)	$174	$881
Leasehold improvements (2)	246	246
Accumulated depreciation (1) (2)	(287)	(364)

	$133	$763

(1)	Following the CUPID 2 trial results and the decision to not pursue additional previously planned development activities with MYDICAR, the Company sold certain MYDICAR manufacturing assets in the third quarter of 2015. The assets had a historical cost of $0.8 million and accumulated depreciation of $0.3 million. The Company had recognized an impairment charge of $0.2 million in the second quarter of 2015 related to the assets which had reduced the net asset value to $0.3 million, the amount of cash proceeds received (see Note 7).
(2)	In September 2015, in light of the scale-down of certain operations, the Company terminated a sublease agreement effective November 13, 2015, as amended, in order to reduce the Company’s office space and corresponding rent obligations. The sublease was originally scheduled to expire in September 2021. The Company revised the estimated depreciable life of the leasehold improvements associated with the facility to end on November 13, 2015. The change in estimated life resulted in an acceleration of depreciation expense in the amount of $0.1 million in the third quarter of 2015. The net book value of the leasehold improvements was $0.1 million at September 30, 2015.

Accounts payable and accrued expenses consist of the following (in thousands):

	September 30, 2015	December 31, 2014
Accounts payable	$228	$3,293
Accrued compensation	93	1,909
Accrued other	547	596
Current portion of deferred rent	157	5

	$1,025	$5,803

3. Balance Sheet Details

Property and equipment consist of the following (in thousands):

	As of December 31,
	2014	2013
Office furniture and other equipment	$881	$555
Leasehold improvements	246	—
Accumulated depreciation	(364)	(247)

	$763	$308

Accounts payable and accrued expenses consist of the following (in thousands):

	As of December 31,
	2014	2013
Accounts payable	$3,293	$1,397
Accrued compensation	1,909	664
Accrued other	596	839
Current portion of deferred rent	5	8

	$5,803	$2,908